DWS Multi-Asset Moderate Allocation Fund Expense Example, No Redemption - Class ACS [Member] - DWS Multi-Asset Moderate Allocation Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 670
Expense Example, No Redemption, 3 Years	999
Expense Example, No Redemption, 5 Years	1,350
Expense Example, No Redemption, 10 Years	2,336
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	704
Expense Example, No Redemption, 5 Years	1,258
Expense Example, No Redemption, 10 Years	2,554
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	367
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	$ 1,571